Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

31.  Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, stockholders and its related entities and key management personnel of the Company. Transactions between the parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

Information about related party transactions and effects on the financial statements is set out below:

a)    Transactions with related parties

	Year ended December 31
	2019

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	374	294	204	872
Cost and operating expenses	(1,749)	(32)	—	(1,781)
Financial result	49	(1)	(29)	19

	Year ended December 31
	2018

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	352	309	207	868
Cost and operating expenses	(2,269)	(39)	—	(2,308)
Financial result	115	—	(115)	—

	Year ended December 31
	2017

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	399	337	146	882
Cost and operating expenses	(1,943)	(29)	(29)	(2,001)
Financial result	118	(14)	(819)	(715)

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relates to the leases of the pelletizing plants.

b)    Outstanding balances with related parties

	December 31, 2019				December 31, 2018
	Joint		Major		Joint		Major
	Ventures	Associates	Stockholders (i)	Total	Ventures	Associates	Stockholders (i)	Total
Assets
Cash and cash equivalents	—	—	1,384	1,384	—	—	1,256	1,256
Accounts receivable	91	22	5	118	110	42	3	155
Dividends receivable	83	6	—	89	132	—	—	132
Loans	1,919	—	—	1,919	1,976	—	—	1,976
Derivatives financial instruments	—	—	42	42	—	—	297	297
Other assets	65	—	—	65	25	—	—	25

Liabilities
Supplier and contractors	302	28	37	367	221	21	24	266
Loans	—	1,367	1,688	3,055	—	1,325	2,650	3,975
Derivatives financial instruments	—	—	64	64	—	—	112	112
Other liabilities	569	—	—	569	769	—	—	769

(i)   Refers to regular financial instruments with large financial institutions of which the stockholders are part of the controlling “shareholders’ agreement”.

Loans

In March 2018, Nacala BV, a joint venture between Vale and Mitsui on the Nacala’s logistic corridor, closed the project financing and repaid a portion of the shareholders loans from Vale, in the amount of US$2,572. The outstanding receivable of US1,919 carries interest at 7.44% p.a.

The loan from associates mainly relates to the loan from Pangea Emirates Ltd, part of the group of shareholders which owns 15% interest on Vale Moçambique which carries interest at 6.54% p.a.

Major stockholders

Refers to regular financial instruments with large financial institutions of which the stockholders are part of the controlling “shareholders’ agreement”.

c)    The key management personnel remuneration

	Year ended December 31
	2019	2018	2017
Short‐term benefits
Wages	8	8	10
Direct and indirect benefits	11	11	10
Profit sharing program (“PLR”)	1	10	8
	20	29	28
Long‐term benefits
Shares based	—	3	5

Severance	4	20	19
	24	52	52

The amounts described above include the Board of Directors and the Executive Officers and are presented on a cash basis.